Document and Entity Information	Mar. 09, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 09, 2023
Entity Registrant Name	Zymeworks Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41535
Entity Tax Identification Number	88-3099146
Entity Address, Address Line One	108 Patriot Drive, Suite A
Entity Address, City or Town	Middletown
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19709
City Area Code	302
Local Phone Number	274-8744
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001937653
Amendment Flag	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	ZYME
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true